STATEMENT OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 310 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	$ 487,718	$ 441,719
Short-term investment fund	793	664
Total investments	488,511	442,383
Notes receivable from participants	29,535	27,974
NET ASSETS AVAILABLE FOR BENEFITS	518,046	470,357
Retirement Account
ASSETS:
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	257,426	230,974
Short-term investment fund	793	664
Total investments	258,219	231,638
Notes receivable from participants	0	0
NET ASSETS AVAILABLE FOR BENEFITS	258,219	231,638
Savings Account
ASSETS:
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	230,292	210,745
Short-term investment fund	0	0
Total investments	230,292	210,745
Notes receivable from participants	29,535	27,974
NET ASSETS AVAILABLE FOR BENEFITS	$ 259,827	$ 238,719